Offsets	Oct. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-89510
Initial Filing Date	Oct. 21, 2025
Fee Offset Claimed	$ 1,106,609.26
Offset Note	Pursuant to Rule 0-11(a)(2) under the Exchange Act, the filing fee is offset by the fee previously paid with respect to the transaction under the Schedule TO-T (File No. 005-89510) filed on October 21, 2025 by by Genmab A/S and Genmab Holding II B.V.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Merus N.V.
Form or Filing Type	SC TO
File Number	005-89510
Filing Date	Oct. 21, 2025
Fee Paid with Fee Offset Source	$ 1,106,609.26